Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	16 Months Ended	22 Months Ended	26 Months Ended	46 Months Ended	47 Months Ended	57 Months Ended	60 Months Ended	77 Months Ended	89 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Aug. 23, 2023	Jun. 30, 2023	Mar. 13, 2023	Dec. 31, 2022	Oct. 25, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 02, 2021	Jan. 20, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jul. 25, 2018	Jun. 30, 2018	Dec. 31, 2017	Aug. 08, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
C000029773 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Dow Jones Select MicroCap Index Fund
Account Value		$ 23,849	$ 23,849	$ 23,849	$ 23,849	$ 23,849	$ 23,849	$ 23,849	$ 23,849	$ 23,849	$ 23,849	$ 23,849	$ 20,858	$ 21,151		$ 19,189		$ 18,723		$ 17,551	$ 21,169	$ 20,301			$ 15,709	$ 12,691		$ 16,407	$ 14,395	$ 12,891		$ 15,972	$ 14,771		$ 13,705	$ 13,621	$ 10,307	$ 10,056	$ 10,520	$ 10,000
Average Annual Return, Percent		12.73%							7.76%			9.08%
C000030350 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Morningstar Dividend Leaders Index Fund
Account Value		$ 24,889	24,889	24,889	24,889	24,889	24,889	24,889	$ 24,889	24,889	24,889	$ 24,889	22,966	21,275		19,686		20,679		19,455	19,377	17,715			15,531	13,009		16,249	14,932	13,066		13,420	13,881		12,763	12,401	11,785	10,273	9,697	10,000
Average Annual Return, Percent		16.98%							8.90%			9.55%
C000030351 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust US Equity Opportunities ETF
Account Value		$ 25,155	25,155	25,155	25,155	25,155	25,155	25,155	$ 25,155	25,155	25,155	$ 25,155	20,878	20,118		18,501		16,492		17,060	25,387	26,393			24,490	17,355		16,573	15,985	12,706		14,568	13,844		12,070	10,904	10,153	10,219	10,864	10,000
Average Annual Return, Percent		25.02%							8.70%			9.66%
C000030477 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust NASDAQ-100 Equal Weighted Index Fund
Account Value		$ 30,839	30,839	30,839	30,839	30,839	30,839	30,839	$ 30,839	30,839	30,839	$ 30,839	30,407	28,882		26,161		21,631		21,242	28,694	27,144			24,386	19,271		17,755	16,000	13,076		14,438	13,787		12,673	10,941	9,929	10,223	10,237	10,000
Average Annual Return, Percent		6.81%							11.68%			11.92%
C000030478 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust NASDAQ-100-Technology Sector Index Fund
Account Value		$ 45,661	45,661	45,661	45,661	45,661	45,661	45,661	$ 45,661	45,661	45,661	$ 45,661	47,979	42,625		35,762		25,539		27,703	42,430	38,489			33,428	26,375		24,080	20,492	16,230		18,281	17,031		14,707	12,354	10,151	9,862	9,753	10,000
Average Annual Return, Percent		7.12%							13.65%			16.40%
C000033929 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust NYSE® Arca® Biotechnology Index Fund
Account Value		$ 16,403	16,403	16,403	16,403	16,403	16,403	16,403	$ 16,403	16,403	16,403	$ 16,403	15,107	15,508		14,977		15,165		13,309	15,895	16,947			16,495	16,459		14,607	13,819	12,195		13,746	12,221		11,185	8,921	8,786	11,096	12,168	10,000
Average Annual Return, Percent		5.76%							2.34%			5.07%
C000033930 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Dow Jones Internet Index Fund
Account Value		$ 39,716	39,716	39,716	39,716	39,716	39,716	39,716	$ 39,716	39,716	39,716	$ 39,716	33,419	30,428		26,594		20,091		20,725	36,877	39,940			34,643	27,817		22,695	23,440	19,029		22,456	17,915		15,455	13,018	11,765	12,177	10,959	10,000
Average Annual Return, Percent		30.52%							11.84%			14.79%
C000034137 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Capital Strength® ETF
Account Value		$ 26,308	26,308	26,308	26,308	26,308	26,308	26,308	$ 26,308	26,308	26,308	$ 26,308	24,987	23,655		22,016		21,787		20,198	24,279	21,591			19,182	16,532		16,970	15,739	13,387		14,075	13,959		12,404	11,037	10,708	10,165	9,983	10,000
Average Annual Return, Percent		11.21%							9.17%			10.16%
C000035622 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust NASDAQ-100 Ex-Technology Sector Index Fund
Account Value		$ 24,791	24,791	24,791	24,791	24,791	24,791	24,791	$ 24,791	24,791	24,791	$ 24,791	23,341	23,227		22,058		19,892		18,340	22,825	22,227			20,416	16,128		14,958	13,977	11,654		12,731	12,342		11,714	10,250	9,840	10,474	10,543	10,000
Average Annual Return, Percent		6.73%							10.63%			9.50%
C000037851 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Dividend StrengthTM ETF
Account Value		$ 22,261	22,261	22,261	22,261	22,261	22,261	22,261	$ 22,261	22,261	22,261	$ 22,261	21,098	20,040		17,963		17,918		16,953	20,773	19,683			16,602	12,752		14,609	13,643	11,654		13,542	12,968		11,678	10,858	9,709	9,402	10,118	10,000
Average Annual Return, Percent		11.09%							8.79%			8.33%
C000037913 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Value Line® Dividend Index Fund
Account Value		$ 22,619	22,619	22,619	22,619	22,619	22,619	22,619	$ 22,619	22,619	22,619	$ 22,619	20,908	20,556		20,074		19,746		18,963	20,839	19,089			16,689	14,264		16,695	15,444	13,191		13,554	13,661		12,806	12,145	11,551	10,125	9,792	10,000
Average Annual Return, Percent		10.00%							6.26%			8.50%
C000041643 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust NASDAQ® Clean Edge® Green Energy Index Fund
Account Value		$ 21,118	21,118	21,118	21,118	21,118	21,118	21,118	$ 21,118	21,118	21,118	$ 21,118	21,105	26,014		31,509		28,899		31,922	41,506	42,258			42,832	18,091		15,107	12,756	10,588		11,613	12,062		10,705	9,157	8,439	9,356	10,732	10,000
Average Annual Return, Percent		(18.82%)							6.92%			7.76%
C000047557 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust S&P REIT Index Fund
Account Value		$ 16,311	16,311	16,311	16,311	16,311	16,311	16,311	$ 16,311	16,311	16,311	$ 16,311	15,012	15,108		14,039		13,362		14,119	17,728	15,098			12,439	11,018		13,536	12,737	10,945		11,549	11,422		11,201	11,005	11,519	10,197	9,367	10,000
Average Annual Return, Percent		7.96%							3.80%			5.01%
C000047627 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Natural Gas ETF
Account Value		$ 5,685	5,685	5,685	5,685	5,685	5,685	5,685	$ 5,685	5,685	5,685	$ 5,685	5,980	5,466		5,158		5,330		4,675	3,620	3,409			1,822	1,505		2,373	2,815	2,820		4,461	4,323		3,893	4,887	4,536	4,090	8,525	10,000
Average Annual Return, Percent		3.98%							19.10%			(5.49%)
C000047628 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Water ETF
Account Value		$ 32,556	32,556	32,556	32,556	32,556	32,556	32,556	$ 32,556	32,556	32,556	$ 32,556	31,721	30,040		27,927		24,950		22,567	29,577	26,006			22,427	17,261		18,504	16,871	13,496		14,695	14,814		13,018	11,923	10,587	9,019	9,338	10,000
Average Annual Return, Percent		8.37%							11.96%			12.53%
C000078718 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust NASDAQ® ABA Community Bank Index Fund
Account Value		$ 18,703	18,703	18,703	18,703	18,703	18,703	18,703	$ 18,703	18,703	18,703	$ 18,703	15,317	16,335		12,738		16,741		15,647	18,337	17,015			13,673	10,660		15,369	14,045	12,516		15,688	14,925		14,326	14,843	10,606	10,789	10,913	10,000
Average Annual Return, Percent		14.51%							4.01%			6.46%
C000191287 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Dow 30 Equal Weight ETF
Account Value		$ 20,911	20,911	20,911	20,911	20,911	20,911	20,911	$ 20,911	20,911	$ 20,911	$ 20,911	19,150	18,479		16,865		15,966		14,914	17,263	16,500			14,552	12,342		13,676	12,615	11,004		11,024	11,102	$ 10,000
Average Annual Return, Percent		13.16%							8.86%		10.49%
C000201408 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Lunt U.S. Factor Rotation ETF
Account Value		$ 17,316	17,316	17,316	17,316	17,316	17,316	17,316	$ 17,316	$ 17,316	$ 17,316	17,316	16,215	14,478		13,642		14,381		13,895	18,060	17,627			14,899	11,988		11,459	10,828	8,791	$ 10,000
Average Annual Return, Percent		19.60%							8.61%	8.91%
C000222996 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FT Vest Gold Strategy Target Income ETF®
Account Value		$ 13,153	13,153	13,153	13,153	$ 13,153	13,153	13,153	$ 13,153	$ 13,153	13,153	13,153	11,988	11,072		10,499		9,978		10,231	10,314	10,029	$ 10,000
Average Annual Return, Percent		18.80%				7.41%
C000222997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FT Vest Gold Strategy Quarterly Buffer ETF
Account Value		$ 12,744	12,744	12,744	12,744	$ 12,744	$ 12,744	12,744	12,744	12,744	12,744	12,744	11,280	10,458		9,840		9,243		9,175	9,469	9,645		$ 10,000
Average Annual Return, Percent		21.87%					6.34%
C000238091 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Indxx Aerospace & Defense ETF
Account Value		$ 14,853	14,853	14,853	$ 14,853	14,853	$ 14,853	14,853	14,853	14,853	14,853	14,853	13,605	12,332		11,216		10,734	$ 10,000
Average Annual Return, Percent		20.44%			19.86%
C000238354 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Growth StrengthTM ETF
Account Value		$ 15,659	15,659	15,659	$ 15,659	15,659	15,659	15,659	15,659	15,659	15,659	15,659	15,167	13,513		11,626		10,120	10,000
Average Annual Return, Percent		15.87%			22.80%
C000241319 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Bloomberg Inflation Sensitive Equity ETF
Account Value		$ 11,367	11,367	$ 11,367	$ 11,367	11,367	11,367	11,367	11,367	11,367	11,367	11,367	11,814	11,306		10,453	$ 10,000
Average Annual Return, Percent		0.55%		7.37%
C000244355 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust S&P 500 Diversified Free Cash Flow ETF
Account Value		$ 12,266	$ 12,266	$ 12,266	12,266	12,266	12,266	12,266	12,266	12,266	12,266	12,266	11,382	11,023	$ 10,000
Average Annual Return, Percent		11.28%	16.26%
C000252251 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust WCM Developing World Equity ETF
Account Value		$ 14,108	$ 14,108	14,108	14,108	14,108	14,108	$ 14,108	14,108	14,108	14,108	14,108	14,484	14,045		13,824		13,144		12,647	15,215	15,832			15,512	12,030	$ 10,000
Average Annual Return, Percent		0.45%						7.51%
C000252253 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust WCM International Equity ETF
Account Value		$ 16,360	16,360	16,360	16,360	16,360	16,360	$ 16,360	16,360	16,360	16,360	16,360	15,842	15,809		15,291		13,888		13,297	16,009	15,500			14,381	11,680	10,000
Average Annual Return, Percent		3.48%						10.91%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 32,604	32,604	32,604	32,604	32,604	32,604	$ 32,604	$ 32,604	32,604	32,604	$ 32,604	29,924	26,345		24,290		20,909		20,419	25,879	23,705			20,593	16,443		17,036	15,435	13,002		14,163	13,721		12,339	11,327	10,412	10,048	10,194	10,000
Average Annual Return, Percent		23.81%							13.86%			12.55%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Account Value		$ 34,254	$ 34,254	$ 34,254	$ 34,254	$ 34,254	$ 34,254	34,254	$ 34,254	$ 34,254	$ 34,254	$ 34,254	31,586	27,396	10,000	25,356	10,000	21,692	10,000	21,202	26,489	23,721	10,000	10,000	20,582	16,848		17,383	15,672	13,221	10,000	14,193	13,827	10,000	12,410	11,350	10,527	10,138	10,123	10,000
Average Annual Return, Percent		25.02%	24.91%	28.28%	23.18%	13.25%	13.03%		14.53%	13.84%	14.36%	13.10%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Account Value		$ 33,560	$ 33,560	$ 33,560	$ 33,560	$ 33,560	$ 33,560	33,560	$ 33,560	$ 33,560	$ 33,560	$ 33,560	30,792	26,954		24,856		21,303		20,824	26,339	23,942			20,828	16,735		17,219	15,570	13,102		14,152	13,760		12,356	11,308	10,469	10,092	10,171	10,000
Average Annual Return, Percent		24.51%							14.28%			12.87%
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Account Value		$ 14,238	14,238	14,238	14,238	14,238	14,238	$ 14,238	$ 14,238	14,238	14,238	$ 14,238	14,236	13,244		12,649		12,059		12,431	15,091	16,638			15,485	11,808	10,000
Average Annual Return, Percent		7.50%						7.72%
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-USA Index
Account Value		$ 15,954	15,954	15,954	15,954	15,954	15,954	$ 15,954	15,954	15,954	15,954	15,954	15,978	15,117		14,314		13,075		12,699	15,567	15,760			14,437	11,612	$ 10,000
Average Annual Return, Percent		5.53%						10.33%
Dow Jones Select MicroCap IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Select MicroCap IndexSM
Account Value		$ 25,514	25,514	25,514	25,514	25,514	25,514	$ 25,514	$ 25,514	25,514	25,514	$ 25,514	22,248	22,492		20,330		19,782		18,478	22,238	21,254			16,400	13,096		16,898	14,790	13,198		16,297	15,029		13,900	13,783	10,402	10,121	10,550	10,000
Average Annual Return, Percent		13.43%							8.60%			9.82%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Account Value		$ 21,223	21,223	21,223	21,223	21,223	21,223	21,223	$ 21,223	21,223	21,223	$ 21,223	19,348	19,025		17,592		16,275		15,663	20,456	20,940			17,815	12,921		14,847	13,836	11,828		14,312	13,294		12,174	11,595	9,770	9,558	10,475	10,000
Average Annual Return, Percent		11.54%							7.40%			7.82%
Morningstar Dividend Leaders IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar® Dividend Leaders IndexSM
Account Value		$ 26,163	26,163	26,163	26,163	26,163	26,163	26,163	$ 26,163	26,163	26,163	$ 26,163	24,107	22,269		20,555		21,537		20,228	20,111	18,329			16,018	13,375		16,662	15,264	13,316		13,655	14,087		12,920	12,519	11,872	10,318	9,718	10,000
Average Annual Return, Percent		17.49%							9.45%			10.10%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Account Value		$ 22,580	22,580	22,580	22,580	22,580	22,580	22,580	$ 22,580	22,580	22,580	$ 22,580	21,044	19,741		18,622		17,715		16,695	19,159	17,917			15,307	12,470		14,891	13,679	11,768		12,612	12,829		11,812	11,286	10,224	9,618	9,939	10,000
Average Annual Return, Percent		14.37%							8.68%			8.49%
IPOX 100 U S Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		IPOX®-100 U.S. Index
Account Value		$ 26,428	26,428	26,428	26,428	26,428	26,428	26,428	$ 26,428	26,428	26,428	$ 26,428	21,876	21,025		19,287		17,141		17,696	26,271	27,241			25,216	17,818		16,987	16,362	12,971		14,833	14,066		12,231	11,023	10,236	10,279	10,896	10,000
Average Annual Return, Percent		25.71%							9.24%			10.21%
Nasdaq 100 Equal WeightedTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq-100 Equal WeightedTM Index
Account Value		$ 32,611	32,611	32,611	32,611	32,611	32,611	32,611	$ 32,611	32,611	32,611	$ 32,611	32,058	30,395		27,489		22,681		22,236	29,963	28,251			25,296	19,929		18,305	16,445	13,396		14,747	14,043		12,867	11,076	10,018	10,289	10,267	10,000
Average Annual Return, Percent		7.31%							12.24%			12.55%
Nasdaq 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq-100 Index®
Account Value		$ 54,753	54,753	54,753	54,753	54,753	54,753	54,753	$ 54,753	54,753	54,753	$ 54,753	51,103	43,503		39,079		28,044		29,353	41,471	36,863			32,524	25,537		21,847	19,089	15,666		17,328	15,660		13,751	11,775	10,628	10,976	10,442	10,000
Average Annual Return, Percent		25.88%							20.18%			18.53%
Nasdaq 100 Technology SectorTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq-100 Technology SectorTM Index
Account Value		$ 48,508	48,508	48,508	48,508	48,508	48,508	48,508	$ 48,508	48,508	48,508	$ 48,508	50,824	45,033		37,681		26,829		29,026	44,328	40,072			34,706	27,302		24,845	21,075	16,640		18,688	17,360		14,945	12,518	10,248	9,921	9,780	10,000
Average Annual Return, Percent		7.72%							14.32%			17.11%
S And P 500 Information Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Information Technology Index
Account Value		$ 75,198	75,198	75,198	75,198	75,198	75,198	75,198	$ 75,198	75,198	75,198	$ 75,198	70,587	55,043		49,790		34,874		35,499	48,569	41,070			36,102	28,842		25,091	21,224	16,695		18,562	16,742		14,137	12,059	10,559	10,593	10,076	10,000
Average Annual Return, Percent		36.61%							24.55%			22.35%
NYSE Arca Biotechnology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		NYSE® Arca® Biotechnology Index
Account Value		$ 17,214	17,214	17,214	17,214	17,214	17,214	17,214	$ 17,214	17,214	17,214	$ 17,214	15,826	16,198		15,602		15,750		13,777	16,407	17,523			17,006	16,918		14,974	14,128	12,434		13,977	12,401		11,320	9,006	8,847	11,139	12,188	10,000
Average Annual Return, Percent		6.28%							2.83%			5.58%
S And P Composite 1500 Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500® Health Care Index
Account Value		$ 24,076	24,076	24,076	24,076	24,076	24,076	24,076	$ 24,076	24,076	24,076	$ 24,076	25,177	23,425		22,712		22,983		21,588	23,767	21,285			19,037	16,515		16,618	14,904	13,749		13,307	12,884		12,253	10,520	10,803	10,741	11,020	10,000
Average Annual Return, Percent		2.81%							7.70%			9.18%
Nasdaq Biotechnology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq® Biotechnology Index
Account Value		$ 14,410	14,410	14,410	14,410	14,410	14,410	14,410	$ 14,410	14,410	14,410	$ 14,410	15,138	14,491		13,466		13,855		12,284	15,415	16,730			15,412	13,881		12,190	11,005	9,743		11,027	10,691		10,314	8,790	8,522	11,176	12,179	10,000
Average Annual Return, Percent		(0.57%)							3.40%			3.72%
Dow Jones Internet Composite IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Internet Composite IndexSM
Account Value		$ 41,871	41,871	41,871	41,871	41,871	41,871	41,871	$ 41,871	41,871	41,871	$ 41,871	35,156	31,937		27,849		20,983		21,594	38,314	41,386			35,813	28,687		23,330	24,029	19,428		22,864	18,195		15,656	13,152	11,856	12,240	10,989	10,000
Average Annual Return, Percent		31.12%							12.41%			15.40%
S And P Composite 1500 Information Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500® Information Technology Index
Account Value		$ 72,683	72,683	72,683	72,683	72,683	72,683	72,683	$ 72,683	72,683	72,683	$ 72,683	68,309	53,471		48,521		34,167		34,680	47,403	40,266			35,427	28,128		24,734	20,977	16,517		18,395	16,641		14,136	12,121	10,566	10,560	10,130	10,000
Average Annual Return, Percent		35.93%							24.06%			21.94%
The Capital Strength IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		The Capital Strength IndexTM
Account Value		$ 27,973	27,973	27,973	27,973	27,973	27,973	27,973	$ 27,973	27,973	27,973	$ 27,973	26,503	25,019		23,227		22,914		21,188	25,397	22,509			19,940	17,124		17,522	16,204	13,732		14,397	14,234		12,609	11,183	10,817	10,231	10,015	10,000
Average Annual Return, Percent		11.81%							9.81%			10.83%
Nasdaq 100 Ex Tech SectorTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq-100 Ex-Tech SectorTM Index
Account Value		$ 26,140	26,140	26,140	26,140	26,140	26,140	26,140	$ 26,140	26,140	26,140	$ 26,140	24,535	24,384		23,137		20,825		19,167	23,804	23,104			21,154	16,658		15,404	14,352	11,926		12,993	12,562		11,889	10,371	9,928	10,546	10,578	10,000
Average Annual Return, Percent		7.19%							11.15%			10.09%
The Dividend StrengthTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		The Dividend StrengthTM Index
Average Annual Return, Percent	[1],[2]	11.89%
Dow Jones U S Select Dividend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select Dividend Index
Average Annual Return, Percent		16.62%							8.86%			9.38%
S And P 500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Value Index
Account Value		$ 25,950	25,950	25,950	25,950	25,950	25,950	25,950	$ 25,950	25,950	25,950	$ 25,950	24,453	23,115		21,208		18,910		17,675	19,951	18,577			15,974	13,314		15,760	13,941	11,946		12,829	13,120		11,924	11,373	10,292	9,687	9,955	10,000
Average Annual Return, Percent		12.29%							10.49%			10.01%
Value Line Dividend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Value Line® Dividend Index
Account Value		$ 24,450	24,450	24,450	24,450	24,450	24,450	24,450	$ 24,450	24,450	24,450	$ 24,450	22,532	22,075		21,488		21,052		20,159	22,068	20,135			17,535	14,920		17,365	15,999	13,606		13,935	13,990		13,067	12,345	11,697	10,209	9,830	10,000
Average Annual Return, Percent		10.74%							7.08%			9.35%
Dow Jones U S Select Dividend Index SM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select Dividend IndexSM
Account Value		$ 24,520	24,520	24,520	24,520	24,520	24,520	24,520	$ 24,520	24,520	24,520	$ 24,520	22,084	21,026		19,815		20,710		19,724	20,242	18,932			15,306	12,561		16,038	14,805	13,028		13,994	13,853		12,731	12,000	11,367	9,837	9,643	10,000
Average Annual Return, Percent		16.62%							8.86%			9.38%
Nasdaq Clean Edge Green EnergyTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq® Clean Edge® Green EnergyTM Index
Account Value		$ 21,364	21,364	21,364	21,364	21,364	21,364	21,364	$ 21,364	21,364	21,364	$ 21,364	21,326	26,329		31,860		29,227		32,227	41,843	42,489			42,979	18,075		15,089	12,746	10,577		11,598	12,035		10,668	9,114	8,423	9,362	10,734	10,000
Average Annual Return, Percent		(18.87%)							7.20%			7.89%
S And P United States REIT Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P United States REIT Index
Account Value		$ 17,155	17,155	17,155	17,155	17,155	17,155	17,155	$ 17,155	17,155	17,155	$ 17,155	15,766	15,821		14,664		13,906		14,672	18,386	15,642			12,853	11,350		13,899	13,038	11,168		11,767	11,608		11,356	11,126	11,617	10,254	9,390	10,000
Average Annual Return, Percent		8.44%							4.30%			5.55%
FTSE EPRA NAREIT North America Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE EPRA/NAREIT North America Index
Account Value		$ 16,179	16,179	16,179	16,179	16,179	16,179	16,179	$ 16,179	16,179	16,179	$ 16,179	14,912	15,070		14,032		13,333		14,103	17,739	15,195			12,440	10,891		13,782	12,931	11,069		11,702	11,517		11,213	11,014	11,517	10,181	9,394	10,000
Average Annual Return, Percent		7.36%							3.26%			4.93%
ISE Revere Natural GasTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ISE-Revere Natural GasTM Index
Account Value		$ 5,622	5,622	5,622	5,622	5,622	5,622	5,622	$ 5,622	5,622	5,622	$ 5,622	5,897	5,373		5,054		5,203		4,552	3,514	3,298			1,755	1,453		2,389	2,823	2,818		4,456	4,304		3,860	4,829	4,461	4,032	8,451	10,000
Average Annual Return, Percent		4.68%							18.68%			(5.60%)
S And P Composite 1500 Energy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500® Energy Index
Account Value		$ 15,286	15,286	15,286	15,286	15,286	15,286	15,286	$ 15,286	15,286	15,286	$ 15,286	15,957	14,427		13,745		14,519		11,605	8,862	8,405			5,712	5,504		8,629	8,805	7,841		10,439	9,717		8,549	9,920	9,006	7,793	9,531	10,000
Average Annual Return, Percent		5.98%							12.11%			4.34%
ISE Clean Edge WaterTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ISE Clean Edge WaterTM Index
Account Value		$ 34,584	34,584	34,584	34,584	34,584	34,584	34,584	$ 34,584	34,584	34,584	$ 34,584	33,608	31,739		29,429		26,213		23,631	30,890	26,948			23,175	17,782		18,972	17,249	13,755		14,940	15,048		13,185	12,071	10,690	9,075	9,366	10,000
Average Annual Return, Percent		8.95%							12.76%			13.21%
Nasdaq OMX ABA Community BankTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq OMX® ABA Community BankTM Index
Account Value		$ 19,904	19,904	19,904	19,904	19,904	19,904	19,904	$ 19,904	19,904	19,904	$ 19,904	16,250	17,270		13,432		17,609		16,408	19,180	17,740			14,207	11,032		15,850	14,439	12,824		16,034	15,210		14,552	15,030	10,701	10,853	10,948	10,000
Average Annual Return, Percent		15.24%							4.66%			7.13%
S And P Composite 1500 Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500® Financials Index
Account Value		$ 29,257	29,257	29,257	29,257	29,257	29,257	29,257	$ 29,257	29,257	29,257	$ 29,257	24,645	22,542		19,900		20,189		18,377	22,471	20,903			16,701	12,970		17,025	15,204	12,975		14,415	14,919		$ 13,109	$ 12,340	$ 9,768	$ 9,929	$ 10,023	$ 10,000
Average Annual Return, Percent		29.78%							11.44%			11.33%
Dow Jones Industrial Average Equal Weight Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Industrial Average® Equal Weight Index
Account Value		$ 21,828	21,828	21,828	21,828	21,828	21,828	21,828	$ 21,828	21,828	$ 21,828	$ 21,828	19,936	19,186		17,464		16,486		15,372	17,753	16,922			14,874	12,576		13,849	12,739	11,079		11,069	11,124	10,000
Average Annual Return, Percent		13.77%							9.53%		11.13%
Dow Jones Industrial AverageTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Industrial AverageTM
Account Value		$ 22,579	22,579	22,579	22,579	22,579	22,579	22,579	$ 22,579	22,579	$ 22,579	22,579	20,578	19,637		17,736		16,901		15,526	18,146	17,072			15,004	12,521		13,674	12,588	10,908		$ 11,219	$ 11,302	$ 10,000
Average Annual Return, Percent		14.99%							10.55%		11.64%
Lunt Capital Large Cap Factor Rotation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lunt Capital Large Cap Factor Rotation Index
Account Value		$ 18,174	18,174	18,174	18,174	18,174	18,174	18,174	$ 18,174	$ 18,174	$ 18,174	18,174	16,954	15,076		14,140		14,862		14,313	18,540	18,031			15,184	12,168		11,578	10,901	8,813	10,000
Average Annual Return, Percent		20.54%							9.44%	9.73%
Nasdaq US 500 Large Cap TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq US 500 Large CapTM Index
Account Value		$ 23,137	23,137	23,137	23,137	23,137	23,137	23,137	$ 23,137	$ 23,137	23,137	23,137	21,227	18,420		16,997		14,488		14,185	17,985	16,261			$ 14,220	$ 11,509		$ 11,711	$ 10,567	$ 8,869	$ 10,000
Average Annual Return, Percent		25.61%							14.59%	13.92%
LBMA Gold Price [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		LBMA Gold Price
Account Value		$ 14,053	14,053	14,053	14,053	$ 14,053	$ 14,053	14,053	$ 14,053	$ 14,053	14,053	14,053	12,555	11,195		10,301		9,773		$ 9,779	$ 9,814	$ 9,478	$ 10,000	$ 10,000
Average Annual Return, Percent		25.53%				11.42%	9.01%
Indxx US Aerospace And Defense Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Indxx US Aerospace & Defense Index
Account Value		$ 15,046	15,046	15,046	$ 15,046	$ 15,046	$ 15,046	15,046	15,046	15,046	15,046	15,046	13,738	12,413		11,259		10,740	10,000
Average Annual Return, Percent		21.22%			20.57%
S And P Composite 1500 Aerospace And Defense Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500® Aerospace & Defense Index
Account Value		$ 13,689	13,689	13,689	$ 13,689	13,689	13,689	13,689	13,689	13,689	13,689	13,689	12,630	11,872		11,033		10,923	10,000
Average Annual Return, Percent		15.30%			15.46%
The Growth StrengthTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		The Growth Strength™ Index
Account Value		$ 15,859	15,859	15,859	$ 15,859	15,859	15,859	15,859	15,859	15,859	15,859	15,859	15,316	13,600		11,661		$ 10,113	$ 10,000
Average Annual Return, Percent		16.62%			23.52%
Bloomberg Inflation Sensitive Equity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Inflation Sensitive Equity Index
Account Value		$ 11,491	11,491	$ 11,491	$ 11,491	11,491	11,491	11,491	11,491	11,491	11,491	11,491	11,921	11,366		$ 10,474	$ 10,000
Average Annual Return, Percent		1.10%		8.01%
S And P 500 Sector Neutral FCF Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Sector-Neutral FCF Index
Account Value		$ 12,374	$ 12,374	$ 12,374	$ 12,374	$ 12,374	$ 12,374	$ 12,374	$ 12,374	$ 12,374	$ 12,374	$ 12,374	$ 11,445	$ 11,048	$ 10,000
Average Annual Return, Percent		11.99%	17.00%

[1]	Because the Fund’s underlying index has an inception date of March 7, 2022, performance data for the Index is not available for all periods shown in the table because performance data does not exist for some of the entire periods.
[2]	On April 29, 2022, the Fund’s underlying index changed from the Nasdaq AlphaDEX® Total US Market Index to The Dividend StrengthTM Index. Therefore, the Fund’s performance and total returns shown are not necessarily indicative of the performance the Fund, based on its current index, would have generated.